UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc. – Portfolio of investments
June 30, 2007 (unaudited)

	Face
	amount	Value

Bonds – 98.24%
US bonds – 93.09%
US corporate bonds – 51.94%
Allergan, Inc.,
5.750%, due 04/01/16	$2,370,000	$2,356,915
AT&T Corp.,
8.000%, due 11/15/31	860,000	1,022,179
AT&T, Inc.,
6.450%, due 06/15/34	995,000	983,302
Bank of America Corp.,
5.420%, due 03/15/17	1,900,000	1,821,462
Bank One Corp.,
7.875%, due 08/01/10	815,000	870,252
BellSouth Corp.,
6.550%, due 06/15/34	1,015,000	1,013,290
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	850,000	801,861
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	840,000	893,476
Capital One Financial Corp.,
5.500%, due 06/01/15	1,405,000	1,356,196
Citigroup, Inc.,
5.000%, due 09/15/14	1,882,000	1,790,275
5.625%, due 08/27/12	815,000	815,174
Comcast Corp.,
7.050%, due 03/15/33	1,300,000	1,341,772
Coors Brewing Co.,
6.375%, due 05/15/12	350,000	358,388
Credit Suisse First Boston USA, Inc.,
6.500%, due 01/15/12	1,105,000	1,144,532
CRH America, Inc.,
6.000%, due 09/30/16	700,000	692,121
CVS Caremark Corp.,
6.250%, due 06/01/27	1,050,000	1,017,399
DaimlerChrysler N.A. Holding Corp.,
8.500%, due 01/18/31	845,000	1,067,817
Devon Financing Corp. ULC,
7.875%, due 09/30/31	865,000	1,001,981
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	495,000	464,146
DTE Energy Co.,
6.350%, due 06/01/16	705,000	711,382
Erac USA Finance Co.,
8.000%, due 01/15/11(1)	1,065,000	1,136,582
Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,015,000	972,645
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	6,090,000	5,961,209
Fortune Brands, Inc.,
5.375%, due 01/15/16	1,090,000	1,012,005
General Electric Capital Corp.,
6.000%, due 06/15/12	1,730,000	1,760,855
6.750%, due 03/15/32	1,150,000	1,247,713
GMAC LLC,
6.875%, due 09/15/11	2,340,000	2,301,750
Goldman Sachs Group, Inc.,
6.125%, due 02/15/33	440,000	419,703
6.875%, due 01/15/11	1,685,000	1,752,665
HSBC Bank USA N.A.,
5.625%, due 08/15/35	855,000	785,648
HSBC Finance Corp.,
6.750%, due 05/15/11	1,165,000	1,209,301
ICI Wilmington, Inc.,
5.625%, due 12/01/13	850,000	835,164
JPMorgan Chase & Co.,
6.750%, due 02/01/11	955,000	992,205
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	580,000	547,051
5.800%, due 03/15/35	805,000	715,125
7.400%, due 03/15/31	265,000	279,356
Kroger Co.,
7.500%, due 04/01/31	650,000	682,601
MBNA Corp.,
7.500%, due 03/15/12	550,000	592,420

	Face
	amount	Value

US Corporate Bonds – (concluded)
Merck & Co. Inc.,
6.400%, due 03/01/28	$520,000	$530,523
Midamerican Energy Holdings Co.,
5.950%, due 05/15/37(1)	900,000	848,214
Morgan Stanley,
6.750%, due 04/15/11	1,675,000	1,736,684
7.250%, due 04/01/32	355,000	393,842
National City Bank,
4.625%, due 05/01/13	360,000	341,901
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	945,000	1,178,056
News America, Inc.,
6.200%, due 12/15/34	695,000	647,872
Northrop Grumman Corp.,
7.125%, due 02/15/11	425,000	445,787
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	523,092
Pitney Bowes, Inc.,
4.625%, due 10/01/12	300,000	286,921
PPL Energy Supply LLC,
6.000%, due 12/15/36	370,000	333,262
Progressive Corp.,
6.250%, due 12/01/32	275,000	276,728
Prologis,
5.625%, due 11/15/15	825,000	807,168
PSEG Power LLC,
8.625%, due 04/15/31	695,000	849,731
Residential Capital LLC,
6.875%, due 06/30/15	660,000	640,144
Safeway, Inc.,
7.250%, due 02/01/31	645,000	666,468
Simon Property Group LP,
5.375%, due 06/01/11	300,000	297,750
Spectra Energy Capital LLC,
5.668%, due 08/15/14	345,000	332,771
Sprint Capital Corp.,
8.750%, due 03/15/32	1,330,000	1,493,763
Target Corp.,
7.000%, due 07/15/31	305,000	332,428
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	1,055,000	1,010,886
Time Warner, Inc.,
7.625%, due 04/15/31	910,000	974,948
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	347,244
Union Pacific Corp.,
6.650%, due 01/15/11	470,000	484,804
U.S. Bank N.A.,
6.375%, due 08/01/11	500,000	515,076
Valero Energy Corp.,
7.500%, due 04/15/32	585,000	638,860
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	1,085,000	1,141,188
Wachovia Bank N.A.,
7.800%, due 08/18/10	1,620,000	1,719,601
Wachovia Bank N.A.,
5.850%, due 02/01/37	700,000	662,419
Washington Mutual Bank,
5.500%, due 01/15/13	1,350,000	1,319,290
6.750%, due 05/20/36	500,000	514,160
WellPoint, Inc.,
5.850%, due 01/15/36	705,000	643,308
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	1,380,000	1,353,080
Weyerhaeuser Co.,
7.375%, due 03/15/32	665,000	674,608
Wyeth,
5.500%, due 03/15/13	700,000	692,681

Total US corporate bonds
(cost $70,004,363)		70,383,176

	Face
	amount	Value

Asset-backed securities – 3.42%
Citibank Credit Card Issuance Trust,
Series 07-A3, Class A3, 6.150%, due 06/15/39	$390,000	$389,025
Conseco Finance Securitizations Corp.,
Series 00-5, Class A5, 7.700%, due 02/01/32	559,054	558,508
CPL Transition Funding LLC,
Series 02-1, Class A5, 6.250%, due 01/15/17	3,000,000	3,115,134
Small Business Administration,
Series 04-P10B, Class 1, 4.754%, due 08/10/14	597,283	569,262

Total asset-backed securities
(cost $4,785,867)		4,631,929

Mortgage & agency debt securities – 9.31%
CS First Boston Mortgage Securities Corp.,
Series 03-8, Class 5A1, 6.500%, due 04/25/33	82,403	82,455
Federal Home Loan Bank,
5.500%, due 08/13/14	370,000	372,535
Federal Home Loan Mortgage Corp.,
5.000%, due 01/30/14	30,000	29,407
Federal Home Loan Mortgage Corp. Gold Pool,
# E01127, 6.500%, due 02/01/17	170,161	173,828
Federal National Mortgage Association,
4.250%, due 08/15/10	1,380,000	1,342,625
6.070%, due 05/12/16	190,000	190,481
6.250%, due 02/01/11	1,370,000	1,415,946
6.625%, due 11/15/30	1,500,000	1,690,427
Federal National Mortgage Association Grantor Trust,
Series 02-T19, Class A1, 6.500%, due 07/25/42	381,539	386,913
Federal National Mortgage Association Pools,
# 688066, 5.500%, due 03/01/33	397,925	385,630
# 793666, 5.500%, due 09/01/34	1,879,265	1,819,477
# 802481, 5.500%, due 11/01/34	337,681	326,938
# 254798, 6.000%, due 06/01/23	176,609	177,036
# 596124, 6.000%, due 11/01/28	251,159	250,405
# 253824, 7.000%, due 03/01/31	114,120	118,224
Federal National Mortgage Association, REMIC,
Series 93-106, Class Z, 7.000%, due 06/25/13	44,098	45,159
Government National Mortgage Association Pool,
# 781029, 6.500%, due 05/15/29	82,716	84,508
GSR Mortgage Loan Trust,
Series 06-2F, Class 3A4, 6.000%, due 02/25/36	1,300,000	1,267,821
Residential Funding Mortgage Securities I, Inc.,
Series 06-S6, Class M2, 6.000%, due 07/25/36	1,290,885	1,229,145
Wells Fargo Mortgage Backed Securities Trust,
Series 03-18, Class A2, 5.250%, due 12/25/33	1,309,490	1,232,517

Total mortgage & agency debt securities
(cost $12,997,462)		12,621,477

Municipal bonds – 3.60%
Illinois State Taxable Pension,
5.100%, due 06/01/33	2,350,000	2,138,571
New Jersey Economic Development Authority,
Series B, 7.75%, due 02/15/18(2)	5,000,000	2,736,150

Total municipal bonds
(cost $4,442,162)		4,874,721

US government obligations – 24.82%
US Treasury Bonds Principal STRIPS,
5.12%, due 11/15/26(2)	16,160,000	5,911,344
US Treasury Bonds,
4.750%, due 02/15/37	9,955,000	9,386,480
6.250%, due 08/15/23	2,150,000	2,387,341
6.250%, due 05/15/30	6,280,000	7,177,845
8.750%, due 05/15/17	240,000	307,500
US Treasury Notes,
4.250%, due 10/15/10	1,740,000	1,706,559
4.500%, due 03/31/12	1,785,000	1,752,368
4.625%, due 11/15/16	3,235,000	3,135,171
4.750%, due 12/31/08	1,110,000	1,106,618
4.750%, due 05/15/14	770,000	760,375

Total US government obligations
(cost $34,225,927)		33,631,601

Total US bonds
(cost $126,455,781)		126,142,904

	Face
	amount	Value

International bonds – 5.15%
International corporate bonds – 4.80%
Canada – 0.47%
Anadarko Finance Co.,
Series B, 6.750%, due 05/01/11	$325,000	$335,559
Canadian National Railway Co.,
6.900%, due 07/15/28	285,000	305,012

		640,571

Cayman Islands – 2.43%
Augusta Funding Ltd. VI,
7.375%, due 04/15/13	2,215,595	2,295,303
Transocean, Inc.,
7.500%, due 04/15/31	900,000	995,229

		3,290,532

Luxembourg – 0.74%
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	998,466

United Kingdom – 1.16%
Abbey National PLC,
7.950%, due 10/26/29	750,000	900,870
SABMiller PLC,
6.500%, due 07/01/16(1)	650,000	667,781

		1,568,651

Total international corporate bonds
(cost $6,318,496)		6,498,220

Sovereign/supranational bond – 0.35%
Pemex Project Funding Master Trust,
8.000%, due 11/15/11
(cost $463,765)	440,000	476,300

Total international bonds
(cost $6,782,261)		6,974,520

Total bonds
(cost $133,238,042)		133,117,424

	Shares

Short-term investment – 0.37%
Other – 0.37%
UBS Supplementary Trust – U.S. Cash Management Prime Fund, 5.37%(3),(4)
(cost $497,823)	497,823	497,823

Total investments(5) – 98.61%
(cost $133,735,865)		133,615,247
Cash and other assets, less liabilities – 1.39%		1,889,595

Net assets – 100.00%		$135,504,842

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $133,735,865; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,419,217
Gross unrealized depreciation	(2,539,835)

Net unrealized depreciation	$(120,618)

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $2,652,577 or 1.96% of net assets.
(2) Zero coupon bond. The rate shown is the annualized yield at June 30, 2007.
(3) The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	09/30/06	06/30/07	06/30/07	06/30/07	06/30/07

UBS Supplementary Trust – U.S. Cash Management Prime Fund	$6,000,402	$18,316,626	$23,819,205	$497,823	$113,388

(4)	The rate shown reflects the yield at June 30, 2007.
(5)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities.
The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GSR	Goldman Sachs Residential
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2007.

Industry diversification
As a percentage of net assets
As of June 30, 2007 (unaudited)

Bonds
US bonds
US corporate bonds
Aerospace & defense	0.33%
Automobiles	0.79
Beverages	0.26
Building products	0.51
Capital markets	4.02
Chemicals	0.62
Commercial banks	4.61
Commercial services & supplies	0.21
Consumer finance	8.43
Diversified financial services	6.21
Diversified telecommunication services	4.17
Electric utilities	1.98
Food & staples retailing	1.75
Gas utilities	0.24
Health care providers & services	0.47
Household durables	0.75
Insurance	0.46
Media	2.19
Multi-utilities	1.49
Multiline retail	0.25
Oil, gas & consumable fuels	2.34
Paper & forest products	0.50
Pharmaceuticals	3.98
Real estate investment trusts (REITs)	0.82
Road & rail	1.86
Thrifts & mortgage finance	1.83
Wireless telecommunication services	0.87

Total US corporate bonds	51.94

Asset-backed securities	3.42
Mortgage & agency debt securities	9.31
Municipal bonds	3.60
US government obligations	24.82

Total US bonds	93.09

International bonds
International corporate bonds
Beverages	0.49
Commercial banks	0.67
Diversified financial services	1.69
Diversified telecommunication services	0.74
Energy equipment & services	0.73
Oil, gas & consumable fuels	0.25
Road & rail	0.23

Total international corporate bonds	4.80
Sovereign/supranational bond	0.35

Total international bonds	5.15

Total bonds	98.24
Short-term investment	0.37

Total investments	98.61
Cash and other assets, less liabilities	1.39

Net assets	100.00%

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	August 29, 2007